STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 0.88	$ 0.32	$ 0.00	$ 0.51	$ 0.46	$ 0.08	$ 1.13	$ 0.64	$ 0.065
Distributions declared per unit (in dollars per unit)	$ 0.64			$ 0.57			$ 0.49